DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
Composition of Deposits
Major classifications of deposits are as follows:

	December 31,
	2021	2020
Noninterest-bearing transaction	$541,546	$290,867
Interest-bearing transaction	704,326	475,757
Savings	56,715	42,731
Time deposits, $250,000 and under	224,556	293,707
Time deposits, over $250,000	29,308	36,599
	$1,556,451	$1,139,661

Time Deposit Maturities	The scheduled maturities of time deposits at December 31, 2021 are as follows:

2022	$212,370
2023	19,162
2024	17,192
2025	3,402
2026	1,552
Thereafter	186
Total	$253,864